Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses	$ 2,571	$ 2,420	$ 2,504
Inventory obsolescence	86,656
Allowance for credit losses related to other receivables	0	0
Allowance for doubtful account related to prepaid expenses and other current assets	0	0
Impairment of property and equipment	0	0	0
Impairment of intangiable assets	37,480	14,755,560
Impairment loss of long-lived assets	37,480	14,755,560
Forward purchase receivables	$ 0	0
Recycled per shares	$ 50.0
Purchase liability	$ 0	0
Contract liabilities	522,030	477,916
Advertising cost	104,926	77,580	455,260
Employee expenses	$ 383,897	351,517	316,971
Lease term description	The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset
Underlying asset description	The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or
Finance lease impairment loss	$ 0	$ 0	$ 0
Convertible Debt Securities [Member]
Antidilutive shares	1,876	1,826	21,131
Warrants Convertible Debt [Member]
Antidilutive shares	322,931	222,931	222,931
SINGAPORE
Goods and services taxes rate	9.00%	9.00%	8.00%
Central Provident Fund [Member]
Employee plan description	17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase
Skill Development Levy [Member]
Employee plan description	up to 0.25% based on employee’s monthly salary capped approximately $8.3 (SGD 11.25) for each employee.
Social Security Organization [Member]
Employee plan description	1.75% based on employee’s monthly salary capped of RM 4,000;
Employees Provident Fund [Member]
Employee plan description	12% based on employee’s monthly salary;
Employment Insurance System [Member]
Employee plan description	0.2% based on employee’s monthly salary capped of RM 4,000.
UG Digitech Sdn Bhd [Member]
Ownership percentage	39.30%	39.30%
UG Digitech Private Limited (“UGD”) [Member]
Ownership percentage	100.00%
Ownership subsidiary percentage	98.30%	98.30%
Carrying amount	$ 0	$ 0